Reserves for Insurance Claims and Claim Expenses - Reconciliation of Reserve Balances for Insurance Claims and Claim Expenses (Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance	$ 99,836	$ 103,551	$ 90,567
Less reinsurance recoverables	(21,587)	(20,320)	(17,608)
Beginning balance, net of reinsurance recoverables	78,249	83,231	72,959
Claims and claim expenses (benefits) incurred:
Current year	78,285	45,168	23,433
Prior years	(56,390)	(48,762)	(11,128)
Total claims and claim expenses (benefits) incurred	21,895	(3,594)	12,305
Claims and claim expenses paid:
Current year	600	74	16
Prior years	3,575	1,314	2,017
Reinsurance terminations	(491)	0	0
Total claims and claim expenses paid	3,684	1,388	2,033
Reserve at end of period, net of reinsurance recoverables	96,460	78,249	83,231
Add reinsurance recoverables	27,514	21,587	20,320
Ending balance	123,974	99,836	103,551
Current year case reserves	70,600	39,900	18,100
Current year IBNR	6,300	4,500	4,700
Prior year case reserves	50,900	42,500	6,300
Prior year, IBNR	4,500	4,700	$ (5,000)
Reinsurance Policy, Type [Axis]: Amendment 2020 QSR Transaction
Claims and claim expenses (benefits) incurred:
Total claims and claim expenses (benefits) incurred	700
Reinsurance Policy, Type [Axis]: QSR Transactions
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Less reinsurance recoverables	(19,000)
Claims and claim expenses paid:
Add reinsurance recoverables	$ 25,800	$ 19,000